Subsidiaries - Summary of Subsidiaries Included in Consolidated Financial Statements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ASLAN Pharmaceuticals Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Limited
Name of Investee	ASLAN Pharmaceuticals Pte. Ltd.
Nature of Activities	Investment holding
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals Taiwan Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals Taiwan Limited
Nature of Activities	New drug research and development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals Australia Pty Ltd
Nature of Activities	New drug research and development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals Hong Kong Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals Hong Kong Limited
Nature of Activities	New drug research and development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals (Shanghai) Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Hong Kong Limited
Name of Investee	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.
Nature of Activities	New drug research and development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals (USA) Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals (USA) Inc.
Nature of Activities	New drug research and development
Proportion of Ownership (%)	100.00%	100.00%
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	Jaguahr Therapeutics Pte. Ltd.
Nature of Activities	New drug research and development
Proportion of Ownership (%)	55.00%